Note 6 - Risk Management - Breakdown Loans and Advances Net of Impairment Losses (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
On demand and short notice [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 4,490
On demand and short notice [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
On demand and short notice [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	37
On demand and short notice [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
On demand and short notice [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	143
On demand and short notice [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,504
On demand and short notice [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	641
On demand and short notice [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		€ 0
On demand and short notice [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		222
On demand and short notice [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
On demand and short notice [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		270
On demand and short notice [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		7,663
On demand and short notice [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		2,405
On demand and short notice [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		10,560
Credit Card Debt [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	16,057
Credit Card Debt [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Credit Card Debt [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7
Credit Card Debt [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1
Credit Card Debt [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4
Credit Card Debt [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,320
Credit Card Debt [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	12,750
Credit Card Debt [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Credit Card Debt [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		6
Credit Card Debt [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Credit Card Debt [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		3
Credit Card Debt [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,862
Credit Card Debt [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		13,964
Credit Card Debt [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		15,835
Trade Receivables [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	15,167
Trade Receivables [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	853
Trade Receivables [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Trade Receivables [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	257
Trade Receivables [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,704
Trade Receivables [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	96
Trade Receivables [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,624
Trade Receivables [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Trade Receivables [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		497
Trade Receivables [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		20,385
Trade Receivables [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		198
Trade Receivables [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		22,705
Finance Leases [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,160
Finance Leases [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Finance Leases [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	209
Finance Leases [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Finance Leases [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3
Finance Leases [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,130
Finance Leases [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	396
Finance Leases [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Finance Leases [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		205
Finance Leases [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Finance Leases [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		36
Finance Leases [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		8,040
Finance Leases [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		361
Finance Leases [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		8,642
Reverse Repurchase Agreements [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	946
Reverse Repurchase Agreements [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Reverse Repurchase Agreements [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	191
Reverse Repurchase Agreements [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	754
Reverse Repurchase Agreements [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1
Reverse Repurchase Agreements [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Reverse Repurchase Agreements [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		305
Reverse Repurchase Agreements [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,290
Reverse Repurchase Agreements [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		13,793
Reverse Repurchase Agreements [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		10,912
Reverse Repurchase Agreements [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Reverse Repurchase Agreements [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Reverse Repurchase Agreements [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		26,300
Other Term Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	351,690
Other Term Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	5,271
Other Term Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	27,278
Other Term Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,613
Other Term Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,239
Other Term Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	137,147
Other Term Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	159,531
Other Term Loans [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		6,993
Other Term Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		26,983
Other Term Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		4,463
Other Term Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		5,763
Other Term Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		125,228
Other Term Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		155,418
Other Term Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		324,848
Advances That Are Not Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	11,781
Advances That Are Not Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	38
Advances That Are Not Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,515
Advances That Are Not Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,608
Advances That Are Not Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,961
Advances That Are Not Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,043
Advances That Are Not Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	544
Advances That Are Not Loans [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		2
Advances That Are Not Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,964
Advances That Are Not Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		8,005
Advances That Are Not Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,044
Advances That Are Not Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,459
Advances That Are Not Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		522
Advances That Are Not Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		12,995
Total Member [Member] | Total [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	409,290
Total Member [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	5,309	7,301
Total Member [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	30,090	32,294
Total Member [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	11,976	26,261
Total Member [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,607	18,525
Total Member [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	165,849	164,637
Total Member [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	173,958	172,868
Total Member [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		421,886
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	149,314
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,115
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	256
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	29,373
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	113,265
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		998
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		308
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		37,353
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		116,938
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		155,597
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	41,632
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,948
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	241
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,024
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	24,916
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,660
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		7,167
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		13,501
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		12,907
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		24,100
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		9,092
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		66,767
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	42,333
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	39,863
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		40,705
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		40,705
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	115,930
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	113,687
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		114,709
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		114,709
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	17,658
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 17,027
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		16,412
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		€ 16,412